Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (1,111,207,883)	$ (161,109,996)	¥ (8,544,352)	¥ 3,373,420,061
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,740,027	977,212	8,514,969	9,544,137
Amortization of lease right-of-use assets	10,750,177	1,558,629	0	0
Share-based compensation expense	158,522,520	22,983,605	87,634,835	78,754,828
Loss on risk assurance liabilities	299,863,403	43,476,107	197,750,449	2,268,180
Provision for credit losses and other assets	319,359,716	46,302,806	203,415,094	109,564,631
Net (gain) loss on derivative instruments	1,162,556	168,555	5,346,389	(3,289,676)
Net (gain) loss on equity securities	15,331,464	2,222,853	27,278,116	(3,315,475,734)
Loss on disposal of property and equipment	228,463	33,124	78,221	79,756
Unrealized foreign exchange loss (gain), net	(5,918,231)	(858,063)	(1,351,400)	8,848,354
Deferred income tax expense (benefit)	371,325,673	53,837,162	(582,913,268)	248,151,964
Changes in operating assets and liabilities:
Accounts receivable	(43,292,555)	(6,276,830)	(78,030,840)	6,968,776
Financing receivables	(277,894,354)	(40,290,894)	(217,252,025)	(83,186,886)
Contract assets	651,550,665	94,465,967	(679,404,752)	(613,648,965)
Operating lease right-of-use assets	(91,476,934)	(13,262,909)	0	0
Other current and non-current assets	(370,316,107)	(53,690,789)	(180,898,244)	(694,994,714)
Risk assurance liabilities	(596,582,896)	(86,496,389)	40,443,166	198,608,646
Short-term and long-term operating lease liabilities	86,446,281	12,533,533	0	0
Other current and non-current liabilities	8,022,963	1,163,218	773,542,811	52,774,440
Net cash used in operating activities	(567,385,052)	(82,263,099)	(404,390,831)	(621,612,202)
Cash flows from investing activities:
Repayments of finance lease receivables	1,408,147,460	204,162,190	2,112,046,802	1,839,778,206
Origination of finance lease receivables	(75,819,047)	(10,992,728)	(1,091,415,329)	(2,256,358,577)
Proceeds from collection of short-term consumer financing receivables	0	0	0	12,248,145
Purchase of held-to-maturity investment	(3,934,700,190)	(570,477,903)	(2,342,226,408)	(1,115,661,108)
Maturities of held-to-maturity investment	4,353,760,611	631,235,952	1,158,122,796	658,209,985
Proceeds from sale or redemption of other short-term investments, net	212,638,848	30,829,735	2,841,860,867	361,366,081
Proceeds from available for sale financial assets	0	0	0	12,182,947
Disposal of property and equipment and intangible assets	123,354	17,885	51,241	31,840
Purchases of property and equipment and intangible assets	(4,622,233)	(670,161)	(18,922,066)	(5,360,566)
Payment for acquiring subsidiary, net of cash acquired	0	0	1,705,083	0
Net cash (used in) provided by investing activities	1,959,528,803	284,104,970	2,661,222,986	(493,563,047)
Cash flows from financing activities:
Payment to repurchase treasury shares	(105,835,309)	(15,344,677)	(444,401,172)	(49,219,318)
Liquidation of subsidiaries	0	0	0	(467,433)
Proceeds from borrowings	684,819,308	99,289,466	1,546,736,325	3,369,740,855
Proceeds from exercise of share options	7,041,437	1,020,912	8,236,613	6,693,716
Purchase of subsidiary's equity from non-controlling interest holder	0	0	0	(24,144,000)
Repayment of borrowings	(1,705,178,591)	(247,227,656)	(2,101,568,517)	(3,416,211,500)
Distribution to shareholders	(1,871,055,593)	(271,277,561)	(955,437,557)	(267,214,749)
Net cash used in financing activities	(2,990,208,748)	(433,539,516)	(1,946,434,308)	(380,822,429)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	270,267,366	39,185,085	(15,008,806)	(36,093,321)
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,327,797,631)	(192,512,560)	295,389,041	(1,532,090,999)
Cash, cash equivalents and restricted cash at beginning of the year	2,610,280,765	378,455,136	2,314,891,724	3,846,982,723
Cash, cash equivalents and restricted cash at the end of the year	1,282,483,134	185,942,576	2,610,280,765	2,314,891,724
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	378,917,318	54,937,847	1,434,806,922	1,426,899,576
Restricted cash – current	152,688,510	22,137,753	61,293,114	9,693,008
Restricted cash – non-current	750,877,306	108,866,976	1,114,180,729	878,299,140
Cash, cash equivalents and restricted cash at the end of the year	1,282,483,134	185,942,576	2,610,280,765	2,314,891,724
Supplemental disclosures of cash flow information:
Cash paid for income taxes	33,818,292	4,903,191	209,044,264	101,878,045
Cash paid for interest	¥ 83,133,433	$ 12,053,215	¥ 134,173,921	¥ 139,952,105